7. STOCKHOLDERS' EQUITY (Details) (USD $)	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Number of Options
Balance at December 31, 2011		180,000
Balance outstanding at September 30, 2012	180,000	180,000
Employee Stock Option [Member]
Number of Options
Balance at December 31, 2011	180,000
Granted
Exercised
Forfeited
Cancelled
Options exercisable at end of year
Options expected to vest	180,000
Weighted Average Exercise Price
Balance at December 31, 2011	$ 0.1
Granted
Exercised
Forfeited
Cancelled
Balance outstanding at September 30, 2012	$ 0.1
Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2011		3 years 5 months 1 day
Balance outstanding at September 30, 2012		2 years 11 months 1 day